Cover	Apr. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 08, 2021
Entity Registrant Name	FUELCELL ENERGY, INC.
Entity Central Index Key	0000886128
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	FCEL
Security Exchange Name	NASDAQ
Entity File Number	1-14204
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-0853042
Entity Address, Address Line One	3 Great Pasture Road
Entity Address, City or Town	Danbury
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06810
City Area Code	203
Local Phone Number	825-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false